Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Managed Trust
Entity Central Index Key	0000805650
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class A
Trading Symbol	FRDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.82%
[1]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Rising Dividends Fund returned 8.35%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	8.35	11.75	12.55
Class A (with sales charge)	2.39	10.50	11.91
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,217,936,697
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 133,410,100
Investment Company Portfolio Turnover	11.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class C
Trading Symbol	FRDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$163	1.57%
[3]
Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Rising Dividends Fund returned 7.54%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	7.54	10.92	11.71
Class C (with sales charge)	6.55	10.92	11.71
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,217,936,697
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 133,410,100
Investment Company Portfolio Turnover	11.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class R
Trading Symbol	FRDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.07%
[5]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin Rising Dividends Fund returned 8.07%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	8.07	11.47	12.27
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,217,936,697
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 133,410,100
Investment Company Portfolio Turnover	11.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class R6
Trading Symbol	FRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.51%
[7]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Rising Dividends Fund returned 8.68%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	8.68	12.11	12.93
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,217,936,697
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 133,410,100
Investment Company Portfolio Turnover	11.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Advisor Class
Trading Symbol	FRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.57%
[9]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin Rising Dividends Fund returned 8.61%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	8.61	12.03	12.83
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,217,936,697
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 133,410,100
Investment Company Portfolio Turnover	11.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.